Income Taxes (Operating Loss Carryforwards Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Valuation allowance	$ 114,216	$ 8,587
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 70,000
Operating loss carryforwards expiration start year	2037
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 635,100
Operating loss carryforwards expiration start year	2017
Operating loss carryforwards expiration end year	2037